Group information (Details Narrative)			12 Months Ended
	Jun. 18, 2024	Sep. 28, 2012	Mar. 31, 2025
Adventure and Nature Network Pvt. Ltd. [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%